BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2015
BUSINESS COMBINATIONS
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

Business combinations in 2015

Acquisition of MobPartner

On April 1, 2015, the Group acquired 100% equity interest of MobPartner, a global mobile advertising company, and its wholly-owned subsidiaries for a total consideration of RMB314,237 (US$48,510). The acquisition is expected to enhance the Group’s expertise in mobile advertising and accelerate global mobile monetization capabilities. The results of MobPartner have been included in the Group’s consolidated financial statements since April 1, 2015.

	RMB	US$
Total purchase price comprised of:
-Cash consideration(i)	273,726	42,256
-Equity consideration(ii)	23,309	3,598
-Contingent consideration in cash(iii)	17,202	2,656

Total	314,237	48,510

Details of the purchase consideration are as follows:

(i)RMB150,938 (US$23,301) of cash consideration was paid in April 2015 and RMB122,788 (US$18,955) was paid to an unconditional escrowed account, which will be settled on the required payment dates. The first deferred payment of RMB70,124 (US$10,825) will be settled in March 2016 and was recorded in “ Accrued expenses and other current liabilities”. The second and third deferred payments of RMB 49,592 (US$7,656) and RMB3,072 (US$474) will be settled in March 2017 and January 2019, respectively, and were recorded in “Other non-current liabilities” as of December 31, 2015.

(ii)RMB23,309 (US$3,598) represented the fair value of 2,173,039 Class A ordinary shares issued by the Company on the acquisition date.

(iii)Part of the acquisition consideration is contingent on the achievement by MobPartner of certain financial targets from January 2015 to December 2016 and capped at RMB56,949 (US$8,791) in total. The Group estimated and recognized a financial liability for the contingent consideration at its fair value of RMB17,202 (US$2,656) as of the acquisition date. On December 15, 2015, the Company early settled the contingent consideration with Mobpartner’s prior shareholders for RMB9,711 (US$1,499) and recorded a gain of RMB8,439 (US$1,303) in “settlement and changes in fair value of contingent considerations” in the consolidated statements of comprehensive income for the year ended December 31, 2015.

Since the acquisition, MobPartner contributed RMB155,053 (US$23,936) revenues and RMB40,305 (US$6,222) losses to the Group for the year ended 2015. Had the acquisition taken place at the beginning of the year, the revenue of the Group and the net income of the Group for the year ended December 31, 2015 would have been RMB3,745,048 (US$578,136) and RMB172,947 (US$26,698), respectively. The pro forma results have been prepared for comparative purposes only and do not purport to be indicative of the results of operations which actually would have resulted had the acquisition occurred as of January 1, 2015, nor is it indicative of future operating results.

Acquisition of Moxiu Technology

On May 28, 2015, the Group acquired an additional 1.6% equity interest of Moxiu Technology for a consideration of RMB25,000 (US$3,859) and the article of association of Moxiu Technology was amended to require simple majority of voting interests for approval of significant financial and operating decisions. Upon completion of this acquisition, the Group obtained controls over Moxiu Technology through its 52.1% voting interests of Moxiu Technology. This acquisition is to enhance the Group’s online marketing services and provide synergies with its existing business. The results of Moxiu Technology have been included in the Group’s consolidated financial statements since May 28, 2015.

	RMB	US$
Total purchase price comprised of:
- Cash consideration	25,000	3,859
- Fair value of previously held equity interests(i)	63,488	9,801

Total	88,488	13,660

(i)

A deemed disposal gain of RMB15,030 (US$2,320) was recognized and recorded in other income in relation to the revaluation of the Group’s previously held equity interest of Moxiu Technology in the consolidated statement of comprehensive income for year ended December 31, 2015.As Moxiu Technology is a private company, the fair value of the Group’s previously held equity interest is estimated based on a discounted cash flow model using significant unobservable inputs that market participants would consider, which mainly include revenue growth rate, discount rate and discount for lack of control. The Group recognized a noncontrolling interest of RMB62,224 (US$9,606) based on the fair value of noncontrolling interests at acquisition date.

The actual results of operation after the acquisition date and pro forma results of operations for the acquisition have not been presented because the effects were not material.

Other acquisitions

In 2015, the Group also completed other acquisitions for a total consideration of RMB37,581 (US$5,802). These acquisitions are expected to strengthen the Group’s current technology and to generate the synergy with the Groups’ mobile business. The total consideration for the acquisitions was fully paid in cash in 2015.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from the 2015 acquisitions as of the respective acquisition dates:

	MobPartner	Moxiu Technology	Others	Total
	RMB	RMB	RMB	RMB	US$
Cash and bank balance	60,150	26,732	—	86,882	13,412
Accounts receivable	37,308	1,043	—	38,351	5,920
Prepayments deposits and other current asset	1,091	767	33	1,891	292
Property and equipment, net	1,207	2,270	—	3,477	537
Other non-current assets	465	5,065	—	5,530	854
Accounts payable	(41,774)	(259)	—	(42,033)	(6,489)
Accrued expenses and other current liabilities	(7,633)	(7,361)	—	(14,994)	(2,315)
Other non-current liabilities	(10,028)	—	—	(10,028)	(1,548)
Intangible assets:
- Trademark	13,515	6,000	—	19,515	3,013
- Technology	—	6,200	7,572	13,772	2,126
- User base	—	430	7,994	8,424	1,300
- Customer relationship	6,266	—	—	6,266	967
- Platform	67,579	—	—	67,579	10,432
Deferred tax liabilities	(29,117)	(1,895)	—	(31,012)	(4,787)
Goodwill	215,208	111,720	21,982	348,910	53,862

Total fair value of purchase price consideration	314,237	88,488	37,581	440,306	67,972

Fair value of noncontrolling interests	—	62,224	—	62,224	9,606

The Group performed the valuation of tangible assets, intangible assets acquired and liabilities assumed, fair value of noncontrolling interests and the fair value of contingent liabilities for the above business combinations with the assistance of an independent valuation firm. The valuation analysis utilized and considered the generally accepted valuation methodologies such as the income, market and cost approach. The Group has incorporated certain assumptions and inputs which include projected cash flows and replacement costs.

The goodwill arising from the above business combinations, which is not tax deductible, is mainly attributable to synergies expected to be achieved from the acquisitions. The synergies are mainly attributable to the enhancement of the Group’s monetization capabilities by diversifying sources of income, promoting existing products and increasing customer’s loyalty.

Business combinations in 2014

Acquisition of the online lottery business

On April 1, 2014, the Group through its wholly owned subsidiary Suzhou JDD acquired certain fixed assets, intellectual properties, material contracts and key employees of the online lottery business (the “Online Lottery Business”) from third-party selling shareholders for a total consideration of RMB26,663. The acquisition is to enhance the Group’s strategy to monetize its user base through diversified service offerings.

RMB

Cash consideration (i)	27,000
Contingent consideration in cash (ii)	3,963
Less: Prepaid employee compensation (iii)	(4,300)

Total fair value of purchase consideration	26,663

Details of the purchase consideration are as follows:

(i)	RMB27,000 of cash consideration was paid in 2014.

(ii)

The contingent consideration in cash are determined based on the achievement by the Online Lottery Business of certain financial targets from April 2014 to March 2016 and capped at RMB13,500 per assessment year. The Group paid off RMB9,698 (US$1,497) contingent consideration in 2015 for the achievement of the first year financial targets. The Group recorded a loss of RMB8,342 and a gain of RMB2,606 (US$402), respectively, resulted from the change in fair value of the contingent consideration liability for the years ended December 31, 2014 and 2015. There was no financial liability associated with the Online Lottery Business contingent consideration as of December 31, 2015, since the key performance indicators would not be achieved in the business suspending period.

(iii)

The prepaid employee compensation represented part of consideration paid for post-acquisition services to be provided by two employees of the Online Lottery Business for a four year period pursuant to the acquisition agreement. The Group determined the fair value of the post-acquisition services at the acquisition date amounting to RMB4,300.

On September 15, 2014, the Group entered into a capital contribution agreement with an entity wholly owned by one of the sellers of the Online Lottery Business, pursuant to which the entity is required to contribute RMB13,500 in exchange for 25% equity interests of Suzhou JDD, the purchaser of the Online Lottery Business. During the years ended December 31, 2014 and 2015, RMB6,750 and 3,375 (US$521) representing 14.3% and 5.7% of equity interests of Suzhou JDD was contributed from this entity. RMB6,090 and RMB1,689 (US$261) were recognized in noncontrolling interest and RMB660 and RMB1,686 (US$260) were recognized in the additional paid in capital on the consolidated balance sheets as of December 31, 2014 and 2015, respectively.

During the years ended December 31, 2014 and 2015, the Group recognized an impairment of goodwill and intangible assets amounted to nil and RMB24,748 (US$3,820) in the consolidated statements of comprehensive income due to its suspension on the online lottery sales in response to the PRC government’s regulatory uncertainty.

Acquisition of HK Zoom business

On July 4, 2014, the Group acquired 100% controlling interest of HK Zoom, a mobile advertising agency, and certain operating assets (the “HK Zoom Business”), including certain fixed assets, intellectual properties, material contracts and working capital, for a total consideration of US$24,703 (equivalent to RMB152,274). The acquisition is expected to strengthen the Group’s global mobile monetization capabilities.

In addition, the Group issued 2,431,775 restricted shares of the Company to a selling shareholder for future grant to the employees of the HK Zoom Business over requisite service period subsequent to the acquisition. The related compensation for post-acquisition services provided by the employees is accounted as compensation and recorded in the Company’s consolidated statements of comprehensive income. The Company granted nil and 807,950 restricted shares to the employees of the HK Zoom for the years ended 2014 and 2015, respectively.

RMB

Cash consideration (i)	123,284
Contingent consideration in cash (ii)	28,990

Total fair value of purchase consideration	152,274

Details of the purchase consideration are as follows:

(i)	US$20,000 (equivalent to RMB123,284),of the above cash consideration was paid in 2014.

(ii)

The contingent consideration in cash is determined based on the achievements by the HK Zoom Business of certain performance targets from June 2013 to May 2016 and capped at US$3,000 per year. The Group recognized the fair value of the contingent consideration of RMB28,990 as a liability at the acquisition date and the loss resulted from the changes in fair value of the contingent consideration liability of RMB3,652 and RMB3,328 (US$514) for the years ended December 31, 2014 and 2015, respectively. During 2014 and 2015, the Group settled contingent consideration of nil and RMB18,340 (US$2,831), respectively. As of December 31, 2014 and 2015, the fair value of the contingent consideration liability of RMB32,416 and RMB18,383 (US$2,838) was recorded in “accrued expenses and other current liabilities” and “other non-current liabilities”.

Acquisition of Youloft HK

On August 1, 2014, the Group acquired approximately 51.9% equity interests in Youloft HK which engages in development of mobile applications, from a shareholder of Youloft HK, for a total consideration of US$14,211 (equivalent to RMB87,655) in cash. The acquisition allows the Group to enhance the online marketing services and provide synergies with its existing business.

RMB

Cash consideration (i)	102,390
Less: Prepaid employee compensation (ii)	(14,735)

Total fair value of purchase consideration	87,655

Details of the purchase consideration are as follows:

(i)	US$16,600 (equivalent to RMB102,390) cash consideration was paid in 2014.

(ii)

In accordance with the sale and purchase agreement, share-based compensation, consisting of the noncontrolling interests held by the selling shareholder and an employee of Youloft HK, was granted at acquisition date to be vested over the requisite service period.  The noncontrolling interest would be sold at a predetermined exercise price back to the Group if the shareholder or the employee terminates his employment before the requisite service period.  The Group, with the assistance of an independent third party valuation firm, determined the fair value of the share-based compensation to be RMB14,735. As of the acquisition date, the Group recorded RMB5,702 in the “prepayments and other current assets” and RMB9,033 in the “other non-current assets”.  The net purchase consideration of the acquisition excluded such prepaid share-based compensation from the cash consideration paid.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from the 2014 acquisitions as of the respective acquisition dates:

	Online Lottery Business	HK Zoom Business	Youloft HK	Total
	RMB	RMB	RMB	RMB
Cash and bank balance	—	13,768	—	13,768
Accounts receivable	—	11,170	—	11,170
Prepayments deposits and other receivables	—	39,659	24,672	64,331
Accrued expenses and other current liabilities	—	(56,408)	—	(56,408)
Property and equipment, net	817	132	—	949
Intangible assets:
Technology	1,700	36,000	15,420	53,120
Customer relationship	—	31,100	—	31,100
User base	400	—	27,756	28,156
Deferred tax liabilities	—	(11,072)	(7,124)	(18,196)
Goodwill	23,746	87,925	98,481	210,152

Total fair value of purchase price consideration	26,663	152,274	87,655	266,592

Fair value of noncontrolling interests	—	—	71,550	71,550

The Group performed the valuation of tangible assets, intangible assets acquired and liabilities assumed, fair value of noncontrolling interests and the fair value of contingent liabilities for the above business combinations with the assistance of an independent third party valuation firm. The valuation analysis utilized and considered the generally accepted valuation methodologies such as the income, market and cost approach. The Group has incorporated certain assumptions and inputs which include projected cash flows and replacement costs.

The goodwill arising from the above business combinations, which is not tax deductible, is mainly attributable to synergies expected to be achieved from the acquisitions.  The synergies are mainly attributable to the enhancement of the Group’s monetization capabilities by diversifying sources of income, promoting existing products and increasing customers’ loyalty.

Business combinations in 2013

Acquisition of Antutu business

On April 17, 2013, the Company acquired certain intellectual properties, customer relationship and key employees of Antutu Business (“Antutu Business”) from a third party for a cash consideration of RMB12,000, which was fully settled as of December 31, 2013. The acquisition is accounted for as a business combination. The acquisition allows the Group to enhance the mobile application and provides synergies with its existing business.

In addition, the Company granted 2,750,000 restricted shares, which was valued at US$0.39 per share by the Company with the assistance of an independent third party valuation firm, to the seller of Antutu Business who became the Group’s key employee after the acquisition. Since the restricted shares are linked to continuing employment of the key employees, they are accounted for as share-based compensation expenses. Any unvested restricted shares would be forfeited if the key employees cease their employment with the Group during the three years’ service period commencing from the employment commencement date (note 17).

Acquisition of Photo Grid business

On May 20, 2013, the Company acquired certain intellectual properties, customer relationship and key employees of Photo Grid Business (“Photo Grid Business”) from a third party for a cash consideration of US$6,600, which was fully settled as of December 31, 2013. The acquisition is accounted for as a business combination. The acquisition allows the Group to enhance the mobile application and provides synergies with existing business.

The contingent consideration in cash is determined based on the achievements by the Photo Grid Business of certain performance targets from June 2013 to May 2016 and capped at US$800 per year. The Group recognized the fair value of the contingent consideration of RMB11,167 as a liability at the acquisition date and the loss resulted from the changes in fair value of the contingent consideration liability of RMB971, RMB1,755 and RMB707 (US$109) for the years ended December 31, 2013, 2014 and 2015, respectively. During 2014 and 2015, the Group settled contingent consideration of RMB4,923 and RMB4,892 (US$755), respectively. As of December 31, 2014 and 2015, the fair value of the contingent consideration liability of RMB8,870 and RMB4,955 (US$765) was recorded in “accrued expenses and other current liabilities”.

During the year ended December 31, 2014, the Company granted 1,000,000 restricted shares to a selling shareholder who became the Group’s key employee after the business combination, at the first anniversary of the employment commencement date at terms to be determined at such time.

The table below summarized the estimated fair values of the assets acquired and liabilities assumed from the 2013 acquisitions as of the respective acquisition dates:

	Antutu Business	Photo Grid Business	Total
	RMB	RMB	RMB
Intangible assets:
Trademark	150	—	150
Technology	1,000	9,270	10,270
Customer relationship	2,383	11,154	13,537
Goodwill	8,467	31,528	39,995

Total fair value of purchase price consideration	12,000	51,952	63,952

Satisfied by:
Cash consideration	12,000	40,785	52,785
Fair value of contingent consideration	—	11,167	11,167

	12,000	51,952	63,952

The Group performed the valuation of tangible assets, intangible assets acquired and liabilities assumed and the fair value of contingent liabilities for the above business combinations with the assistance of an independent third party valuation firm. The valuation analysis utilized and considered the generally accepted valuation methodologies such as the income, market and cost approach. The Group has incorporated certain assumptions which include projected cash flows and replacement costs.

The goodwill arising from the above business combinations, which is not tax deductible is mainly attributable to (a) the assembled work force and (b) the expected but unidentifiable business growth of the Group as a result of the synergy resulting from the acquisition.